Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Product Information [Line Items]
Net sales, total	$ 169,420	$ 151,049	$ 146,608
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	160,981	143,499	141,607
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	8,439	7,550	5,001
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	90,175	99,043	103,058
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	81,736	91,493	98,057
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	8,439	7,550	5,001
Timepieces [Member]
Product Information [Line Items]
Net sales, total	79,245	52,006	43,550
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 79,245	$ 52,006	$ 43,550